COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2026
Commitments And Contingencies
COMMITMENTS AND CONTINGENCIES

13.	COMMITMENTS AND CONTINGENCIES

Codere Online occasionally faces contingencies related to litigation, claims, assessments, regulatory compliance, or tax inspections. Such proceedings can be costly, time consuming and unpredictable, and therefore, no assurance can be given that the final outcome of such proceedings will not materially impact Codere Online’s financial condition or results of operations. Provisions are recognized when Codere Online has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. Where these recognition criteria are not met, contingent liabilities are disclosed, as applicable, unless the possibility of an outflow of resources embodying economic benefits is remote.

The current liability for the estimated losses associated with these proceedings is not material to the consolidated financial condition and those estimated losses are not expected to have a material impact on Codere Online’s results of operations.